Basis of Presentation and Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Leasehold Improvements [Member]
Estimated useful lives
Property, Plant and Equipment, Estimated Useful Lives	Lesser of lease term or useful life
Research and development equipment
Estimated useful lives
Property Plant And Equipment, Useful Life	5 years
Production equipment
Estimated useful lives
Property Plant And Equipment, Useful Life	10 years
Furniture and Fixtures [Member]
Estimated useful lives
Property Plant And Equipment, Useful Life	5 years
Computer And Software
Estimated useful lives
Property Plant And Equipment, Useful Life	3 years